INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES
NOTE 9 – INCOME TAXES

9.1 – INCOME TAX RECOGNIZED IN PROFIT AND LOSS

	For the year ended December 31,
	2022	2021	2020
Tax expense:
Current tax expense	(44,756)	(53,319)	(27,834)
Deferred tax gain	1,351	24,822	5,527
TOTAL INCOME TAX EXPENSE	(43,405)	(28,497)	(22,307)

Most of the revenues are generated through subsidiaries located in the U.S. The Company's workforce is mainly located in Latin America and to a lesser extent in India, Europe and the U.S.

The following table provides a reconciliation of the statutory tax rate to the effective tax rate:

	For the year ended December 31,
	2022	2021	2020
Profit before income tax	192,884	124,852	76,524

Tax calculated at the tax rate in each country	(33,108)	(27,757)	(13,253)
Argentine Knowledge Economy Law (note 3.7.1.1) (*)	1,358	1,157	637
Non-deductible expenses / non-taxable gains	61	2,122	1,180
Tax loss carry forward not recognized	(3,096)	(2,873)	(3,686)
Foreign withholding tax	(2,683)	—	—
Exchange difference	(5,937)	(1,146)	(7,185)
INCOME TAX EXPENSE RECOGNIZED IN PROFIT AND LOSS	(43,405)	(28,497)	(22,307)

(*) During 2020 the enforced regime was the Argentine Software Promotion Law, which was replaced by the Argentine Knowledge Economy Law.

9.2 – DEFERRED TAX ASSETS AND LIABILITIES

	As of December 31,
	2022	2021
Share-based compensation plan	13,048	30,788
Provision for vacation and bonus	27,747	24,621
Intercompany trade payables	17,323	18,613
Property, equipment and intangibles	(24,429)	(20,512)
Goodwill	(6,100)	(3,681)
Allowance for doubtful accounts	1,937	1,604
Contingencies	242	356
Inflation adjustment	721	2,357
Others	2,148	1,506
Loss carryforward (1)	5,635	2,867
Other Assets	(2,989)	(1,404)
TOTAL DEFERRED TAX	35,283	57,115

(1)As of December 31, 2022 and 2021, the detail of the loss carryforward is as follows:

	2022		2021
Company	Loss carryforward	Expiration date	Loss carryforward	Expiration date
Dynaflows S.A.	—	2022	2	2022
Dynaflows S.A.	—	2023	38	2023
Dynaflows S.A.	—	2024	100	2024
Dynaflows S.A.	—	2025	29	2025
Dynaflows S.A.	—	2026	12	2026
IAFH Global S.A	74	2024	367	2024
IAFH Global S.A	528	2025	683	2025
IAFH Global S.A	—	2026	20	2026
IAFH Global S.A	3,192	2027	—	—
Globant Brasil Consultoría Ltda. (2)	—	does not expire	358	does not expire
Globant UK Limited	—	does not expire	48	does not expire
Decision Support, S.A	549	2026	282	2026
Decision Support, S.A	173	2027	—	—
Sistemas Globales S.A.	—	2022	3	2022
Sistemas Globales, S.A	—	2023	4	2023
Sistemas Globales, S.A	—	2024	29	2024
Sistemas Globales, S.A	—	2025	38	2025
Sistemas Globales, S.A	—	2026	449	2026
Augmented Coding US, LLC	106	does not expire	31	does not expire
Augmented Coding Spain, S.A	379	does not expire	189	does not expire
Atix Labs, SRL	57	2026	34	2026
Atix Labs, SRL	192	2027	—	—
BSF S.A.	—	2026	151	2026
Globant Colombia S.A.S.	385	does not expire	—	—
	5,635		2,867

(2)The amount of the carryforward that can be utilized for Globant Brasil Consultoría Ltda. is limited to 30% of taxable income in each carryforward year.

As of December 31, 2022 and 2021, no deferred tax liability has been recognized on investments in subsidiaries. The Company has concluded it has the ability and intention to control the timing of any distribution from its subsidiaries and it is probable that will be no reversal in the foreseeable future in a way that would result in a charge to taxable profit.
The roll forward of the deferred tax assets/(liabilities) presented in the consolidated financial position is as follows:

2022	Opening	Recognized in	Recognized	Acquisitions/	Additions from	Closing
	balance	profit or loss (*)	directly in equity	disposals	acquisitions	balance

Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	30,788	20	(17,760)	—	—	13,048
Provision for vacation and bonus	24,621	3,205	(79)	—	—	27,747
Intercompany trade payables	18,613	(1,290)	—	—	—	17,323
Property, equipment and intangibles	(20,512)	(3,170)	—	—	(747)	(24,429)
Goodwill	(3,681)	(2,419)	—	—	—	(6,100)
Allowance for doubtful accounts	1,604	333	—	—	—	1,937
Contingencies	356	(114)	—	—	—	242
Inflation adjustments	2,357	(1,636)	—	—	—	721
Other assets	(1,404)	(1,585)	—	—	—	(2,989)
Others	1,506	1,277	—	—	(635)	2,148
Subtotal	54,248	(5,379)	(17,839)	—	(1,382)	29,648
Loss carryforward	2,867	3,747	—	(979)	—	5,635
TOTAL	57,115	(1,632)	(17,839)	(979)	(1,382)	35,283

(*) Includes foreign exchange loss of 2,983.

2021	Opening	Recognized in	Recognized	Acquisitions/	Additions from	Closing
	balance	profit or loss (*)	directly in equity	disposals	acquisitions	balance

Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	19,466	462	10,860	—	—	30,788
Provision for vacation and bonus	10,370	13,085	—	—	1,166	24,621
Intercompany trade payables	10,247	8,366	—	—	—	18,613
Property, equipment and intangibles	(18,275)	1,271	—	—	(3,508)	(20,512)
Goodwill	(2,799)	(882)	—	—	—	(3,681)
Allowance for doubtful accounts	727	877	—	—	—	1,604
Contingencies	992	(636)	—	—	—	356
Inflation adjustments	3,080	(723)	—	—	—	2,357
Other assets	(1,122)	(282)	—	—	—	(1,404)
Others	2,160	(654)	—	—	—	1,506
Subtotal	24,846	20,884	10,860	—	(2,342)	54,248
Loss carryforward	2,963	217	—	(313)	—	2,867
TOTAL	27,809	21,101	10,860	(313)	(2,342)	57,115
(*) Includes foreign exchange loss of 421.